Called-up share capital - Summary of allotted, called up and fully paid share capital (Details) £ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 GBP (£) £ / shares shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 5,215	$ 5,383		$ 5,404
Repurchase of ordinary share capitalc	[2]		(3,151)	[1]	(776)	$ (1,511)
Balance, end of period			5,215		5,383	5,404
Preference shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		21	21		21
Balance, end of period			21		$ 21	$ 21
Number of shares authorised | £							£ 10,000,000
First Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares					7,233	7,233	7,233
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		12	12		$ 12
Balance, end of period			$ 12		$ 12	$ 12
Par value per share | £ / shares							£ 1
Percentage of nominal cumulative preference shares			8.00%
Second Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares					5,473	5,473	5,473
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 9	$ 9		$ 9
Balance, end of period			$ 9		$ 9	$ 9
Par value per share | £ / shares							£ 1
Percentage of nominal cumulative preference shares			9.00%
Ordinary Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares) | shares		20,778,082	21,449,782		21,535,840	21,525,464
Balance, beginning of period		$ 5,194	$ 5,362		$ 5,383	$ 5,381
Issue of new shares for the scrip dividend programme (in shares) | shares			0		0	208,927
Issue of new shares for the scrip dividend programme			$ 0		$ 0	$ 52
Issue of new shares for employee share-based payment plans (in shares) | shares			35,001		34,000	37,400
Issue of new shares for employee share-based payment plans			$ 9		$ 9	$ 9
Repurchase of ordinary share capital (in shares) | shares		(288,000)	(706,701)		(120,058)	(235,951)
Repurchase of ordinary share capitalc			$ (177)		$ (30)	$ (59)
Balance, end of period (in shares) | shares			20,778,082		21,449,782	21,535,840
Balance, end of period			$ 5,194		$ 5,362	$ 5,383
Par value per share | $ / shares			$ 0.25

[1]	See Note 30 for further information.
[2]	See Note 31 for further information.